SHARE CAPITAL AND RESERVES (Detail Textuals 3)	1 Months Ended	12 Months Ended
	Aug. 30, 2017 CAD ($)	Nov. 30, 2018 CAD ($) Share	Nov. 30, 2017 CAD ($) Share	Aug. 30, 2017 USD ($) Share
Disclosure of financial liabilities [line items]
Warrants issued for cash		$ 156,615	$ 126,000
Derivative liability - warrants		(1,557,086)
Derivative liability revalued		551,846
Gain on revaluation of derivative liability		$ 1,005,240
Derivative liability
Disclosure of financial liabilities [line items]
Number of Warrants | Share		269,798	320,946
Risk-free interest rate		2.08%
Expected life		2 years 3 months
Volatility		102.00%
Dividend yield		0.00%
Derivative liability | Non-brokered private placement
Disclosure of financial liabilities [line items]
Number of Warrants | Share				132,043
Warrants issued for cash	$ 126,000
Derivative liability | "A" share purchase warrant | Non-brokered private placement
Disclosure of financial liabilities [line items]
Exercise Price				$ 3.00
Warrants vesting period	3 years
Derivative liability | "B" share purchase warrant | Non-brokered private placement
Disclosure of financial liabilities [line items]
Exercise Price				$ 6.00
Warrants issued for cash		$ 100,912
Warrants vesting period	3 years
Risk-free interest rate		2.16%
Expected life		1 year 9 months
Volatility		114.00%
Dividend yield		0.00%
Derivative gain		$ 25,088
Percentage probability of exercise		20.00%